Short-Term Investments	12 Months Ended
Dec. 31, 2013
Short-Term Investments
5.	SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2012	2013
	US$	US$
Fixed-rate time deposits	25,455	10,138
Available-for-sale security
—Equity security	1,386	—

	26,841	10,138

As of December 31, 2012 and 2013, the Group held fixed-rate time deposits in commercial banks and financial institutions with an original maturity of less than one year.

Interest income on the fixed-rate time deposits of US$1,849, US$827 and US$758 was recognized for the years ended December 31, 2011, 2012 and 2013, respectively.

On November 4, 2010, the Group acquired 714,285 American depositary shares (“ADS”) of SYSWIN Inc., a US listed company, at a consideration of US$5,000. The investment constituted a 1.01% ownership in SYSWIN Inc. and was classified as an available-for-sale security. During the year ended December 31, 2011, the market price of SYSWIN Inc. declined significantly. As a result, an other-than-temporary impairment loss of US$4,343 was recorded and the new cost base of the available-for-sale security was US$657 as of December 31, 2011. An other-than-temporary impairment loss of US$14 was recognized for the year ended December 31, 2012 and the new cost base of the available-for-sale security was US$643 as of December 31, 2012. The impairment charge for the year ended December 31, 2012 was due to a decline in the fair value of the investment below the cost basis that was judged to be other-than-temporary and was recorded as a reduction to the amortized cost of the investment.

On April 9, 2013, SYSWIN Inc. announced the completion of the merger with Brilliant Acquisition Limited, a wholly owned subsidiary of Brilliant Strategy Limited (the “Merger”). As a result of the Merger, SYSWIN Inc. became a wholly owned subsidiary of Brilliant Strategy Limited. As part of the Merger, each ordinary share of SYSWIN Inc. (a “Share”) issued and outstanding immediately prior to the effective time of the Merger was cancelled in exchange for the right to receive US$0.5125 cash. Each ADS, consisting of four Shares, represents the right to receive US$2.05 cash without interest and is subject to $0.05 per ADS cancellation fees and applicable withholding taxes. A realized gain of US$821 from the disposal of the investment in SYSWIN Inc. was recognized for the year ended December 31, 2013.

The following is a summary of the available-for-sale security as of December 31, 2012. There was no available-for-sale security as of December 31, 2013.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$
December 31, 2012
- Equity security in SYSWIN Inc.	643	743	—	1,386